Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
24 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of March 31, 2020.
CONDENSED BALANCE SHEETS

	As of March 31,
	2019	2020
	RMB	RMB	US$ Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	510,226	80,553	11,376
Amounts due from subsidiaries	789,513	1,153,102	162,849
Prepayments and other current assets	5,090	10,081	1,424

Total current assets	1,304,829	1,243,736	175,649

Non-current assets:
Intangible assets, net	988,188	723,451	102,171
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,673,406	37,187	5,250
Investments in other investees	227,462	91,362	12,903

Total non-current assets	2,889,056	852,000	120,324

Total assets	4,193,885	2,095,736	295,973

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	87,842	90,396	12,766
Accruals and other current liabilities	51,167	18,739	2,646

Total current liabilities	139,009	109,135	15,412

Non-current liabilities:
Deferred tax liabilities	2,485	2,485	351
Other non-current liabilities	4,722	3,644	515

Total non-current liabilities	7,207	6,129	866

Total liabilities	146,216	115,264	16,278

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2020; 2,371,289,450 and 2,408,454,175 shares issued and outstanding as of March 31, 2019 and 2020)	161	164	23
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2020; 303,234,004 shares issued and outstanding as of March 31, 2019 and 2020)	16	16	2
Treasury stock (US$0.00001 par value; nil and 10,456,075 shares as of March 31, 2019 and 2020)	—	(6,566)	(927)
Additional paid-in capital	9,392,737	9,431,740	1,332,016
Accumulated other comprehensive income	77,795	201,796	28,499
Accumulated deficit	(5,423,040)	(7,646,678)	(1,079,918)

Total shareholders’ equity	4,047,669	1,980,472	279,695

Total liabilities and shareholders’ equity	4,193,885	2,095,736	295,973

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(3,579)	(5,431)	(4,304)	(608)
Amortization of intangible assets	—	(82,436)	(319,188)	(45,078)
Other expense, net	(6,183)	(1,098)	5,308	750

Loss from operations	(9,762)	(88,965)	(318,184)	(44,936)
Interest income	8,146	7,532	4,659	658
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(723,790)	(441,830)	(1,736,959)	(245,307)
Gain/(loss) from investments, net	172,219	31,236	(59,050)	(8,339)

Loss before income tax and share of results of equity investee	(553,187)	(492,027)	(2,109,534)	(297,924)
Income tax benefits	—	—	—	—
Share of results of equity investee	(4,982)	5,752	(114,104)	(16,115)

Net loss	(558,169)	(486,275)	(2,223,638)	(314,039)
Accretion on convertible redeemable preferred shares to redemption value	(688,240)	(509,904)	—	—
Deemed dividends to preferred shareholders	—	(89,076)	—	—

Net loss attributable to MOGU Inc.’s ordinary shareholders	(1,246,409)	(1,085,255)	(2,223,638)	(314,039)

Net Loss	(558,169)	(486,275)	(2,223,638)	(314,039)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(81,141)	55,440	105,433	14,890
Share of other comprehensive (loss)/gain of equity method investee	(2,124)	938	(145)	(20)
Share of other comprehensive income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	7,928	(1,588)	(7,884)	(1,113)
Unrealized securities holding gains, net of tax	2,938	26,655	26,597	3,756

Total other comprehensive (loss)/income	(72,399)	81,445	124,001	17,513

Total comprehensive loss	(630,568)	(404,830)	(2,099,637)	(296,526)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ Note 2(f)
Net cash (used in)/provided by operating activities	(37,887)	8,240	5,803	819
Net cash used in investing activities	(106,922)	(213,639)	(406,144)	(57,359)
Net cash provided by/(used in) financing activities	—	414,872	(29,332)	(4,142)
Net (decrease)/increase in cash and cash equivalents	(144,809)	209,473	(429,673)	(60,682)
Cash and cash equivalents at beginning of year	445,562	300,753	510,226	72,058
Cash and cash equivalents at end of year	300,753	510,226	80,553	11,376
Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.
For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.